Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
The following tables present notional amounts and fair values of derivatives outstanding as of December 31, 2025 and 2024:

	As of December 31,
	2025		2024
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative assets not designated as accounting cash flow hedges:
Interest rate contracts	$500,000	$3,471	$852,500	$11,216
Derivative assets designated as accounting cash flow hedges:
Interest rate contracts	$1,705,000	$8,776	$4,475,000	$70,554
Total derivative assets		$12,247		$81,770

(a)The notional amount is excluded for interest rate contracts which are not yet effective.

	As of December 31,
	2025		2024
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative liabilities not designated as accounting cash flow hedges:
Interest rate contracts	$200,000	$3,327	$—	$—
Derivative liabilities designated as accounting cash flow hedges:
Interest rate contracts	$4,905,000	$69,400	$1,655,000	$15,440
Total derivative liabilities		$72,727		$15,440

(a)The notional amount is excluded for interest rate contracts which are not yet effective.
Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)
We recorded the following in other comprehensive gain or loss related to derivative financial instruments for the years ended December 31, 2025, 2024 and 2023:

	Year Ended December 31,
	2025	2024	2023
Effective portion of change in fair market value of derivatives designated as accounting cash flow hedges:
Interest rate contracts	$(122,460)	$27,040	$(123,587)
Derivative premium and amortization	8,439	10,445	9,579
Income tax effect	15,438	(5,420)	14,425
Net (loss) gain on derivatives, net of tax	$(98,583)	$32,065	$(99,583)

Schedule of Derivative Instruments, Gain (Loss)
The following table presents the effect of gains or losses related to derivatives recorded in interest expense in our Consolidated Income Statements for the years ended December 31, 2025, 2024 and 2023.

	Year Ended December 31,
	2025	2024	2023
Derivatives not designated as accounting hedges:
Interest rate contracts	$(25,489)	$(34,319)	$(36,721)
Derivatives designated as accounting hedges:
Reclassification of amounts previously recorded within AOCI to interest expense	45,532	109,373	97,788
Net gain recognized in interest expense	$20,043	$75,054	$61,067